Related Party Transactions (Details) - Schedule of Due to Related Parties - Nukkleus Inc.[Member] - USD ($)		Sep. 30, 2022	Sep. 30, 2021
Variable Interest Entity [Line Items]
Due to related parties		$ 4,514,063	$ 4,257,792
Forexware LLC [Member]
Variable Interest Entity [Line Items]
Due to related parties	[1]	1,079,229	579,229
FXDIRECT [Member]
Variable Interest Entity [Line Items]
Due to related parties		3,042,101	3,341,893
CMH [Member]
Variable Interest Entity [Line Items]
Due to related parties		42,000	42,000
FXDD Trading [Member]
Variable Interest Entity [Line Items]
Due to related parties	[1]	242,113	294,670
Markets Direct Payments [Member]
Variable Interest Entity [Line Items]
Due to related parties	[1]	2,114
Match Fintech Limited [Member]
Variable Interest Entity [Line Items]
Due to related parties	[2]	$ 106,506

[1]	Forexware LLC, FXDD Trading, and Markets Direct Payments are controlled by Emil Assentato, the Company’s chief executive officer, chief financial officer and chairman.
[2]	Match Fintech Limited is controlled by the Company’s managers.